Commitments - Summary of Lease Commitments (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Commitments [Line Items]
Lease commitments	$ 13,702	$ 16,116	$ 4,936
Within One Year
Commitments [Line Items]
Lease commitments	5,304	4,497	$ 4,936
After One Year but not more than Five Years
Commitments [Line Items]
Lease commitments	$ 8,398	$ 11,619